Stock-Based Compensation - Weighted-average Black-Scholes Option Pricing Model Assumptions (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Employee Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.70%
Expected term (in years)	6 years
Risk-free rate	1.00%
Expected dividend yield	0.00%
Weighted average grant date fair value per share	$ 0.78
Non-Employee Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.60%
Expected term (in years)	10 years
Risk-free rate	2.90%
Expected dividend yield	0.00%
Weighted average grant date fair value per share	$ 0.84